Schedule of cash and cash equivalents (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Notes and other explanatory information [abstract]
Cash on hand	$ 1,000	$ 1,000		$ 1,000
Cash at bank	72,192	3,543,837		3,701,567
Total cash and cash equivalents	$ 73,192	$ 3,544,837	$ 98,790	$ 3,702,567	$ 569,975	$ 4,142,541